Capital Management	12 Months Ended
Dec. 31, 2025
Capital Management
Capital Management

16.Capital Management

The Company manages its capital structure and adjusts it, based on the funds available to the Company, to support its’ activities, continue as a going concern and maximize its return to stakeholders. The Company considers capital to be all accounts in equity and all borrowings of the Company. The Company is subject to certain covenants under the Credit Facilities (note 7); at December 31, 2025 the Company was in compliance with all covenants. The Board of Directors does not establish quantitative return on capital criteria for management but rather relies on the expertise of management to maintain an appropriate liquidity profile to allow management to execute on its strategic plan. Additional funds may be required to finance the Company’s operations in the future.